BlackRock Funds
The Multi-Sector Mortgage Securities Portfolio III
--------------------------------------------------------------------------------
Semi-Annual Report
March 31, 1998
(Unaudited)

The BlackRock Funds
The Multi-Sector Mortgage Securities Portfolio III
Statement of Net Assets (Unaudited)
March 31, 1998

---------------------------------------------------------------------------------------------
          Principal
           Amount
Rating*     (000)                          DESCRIPTION                                Value
---------------------------------------------------------------------------------------------
                          Commercial Mortgage - Backed Securities      85.1%
                          Aetna Commercial Mortgage,
  AA+         $500                 6.89%, Series 1995-C5, Class C, 12/26/30         $ 502,317
                          Asset Securitization Corp.,
  AA         1,000                 7.36%, Series 1996-D2, Class A2 , 02/14/29       1,062,299
                          CBA Mortgage Corp.,
   A           367                 7.76%, Series 1993-C1, Class C, 12/25/03           368,760
  BBB        1,000                 7.76%, Series 1993-C1, Class D, 12/25/03         1,004,739
                          Carolina First Bank,
  BBB        3,000                 7.86%, Series 1996 C1, Class B, 03/18/27         3,000,000
                          Chase Commercial Mortgage Securities Corp.,
  BB-        1,984                 7.37%, Series 1997-1, Class G, 12/19/11          1,823,133
                          Citibank, N.A. Multifamily Mortgage,
 BBB+        3,000                 8.00%, Series 1994-1, Class M2, 01/25/19         3,135,000
                          CS First Boston Mortgage
  BBB          500                 8.12%, Series 1995-AEW1, Class D, 11/25/28         512,422
                          FDIC Real Estate Mortgage Insurance Corp.,
  AAa        1,000                 8.45%, Series 1994-C1, Class 2C, 09/25/25        1,027,500
  AAA          189                 7.85%, Series 1994-C1, Class 2A2, 09/25/25         189,126
                          First Union - Lehman Brothers Commercial Mortgage,
  BB         2,000                 7.00%, Series 1997-C1, Class F, 04/18/29         1,812,873
                          General Motors Acceptance Corp.,
  BB+        3,000                 7.86%, Series 1996-C1, Class E. 10/15/28         3,032,812
                          J.P. Morgan, Commercial Mortgage Finance Corp.,
  BBB        2,153                 6.67%, Series 1997-SPC1, Class D, 06/25/27       2,149,636
                          LB Commercial Conduit Mortgage Trust,
  BBB        2,000                 7.05%, Series 1995-C2, Class D, 09/25/25         2,021,585
                          LTC Commercial Mortgage Pass-Through Certificates,
  AA         2,125                 9.50%, Series 1994-1, Class C, 06/15/26          2,189,000
                          Morgan Stanley Capital Investments, Inc.,
                          Pass-Through Certificates,
  AA         2,656                 7.33%, Series 1997-HF1, Class B, 07/15/29        2,782,977
 BBB-        1,700                 7.51%, Series 1996-C1, Class D2, 02/15/06        1,701,877
                          Mortgage Capital Funding, Inc.,
  BB         1,000                 7.15%, Series 1996 Class G, 06/15/06               945,000
   A         2,000                 7.41%, Series 1997- Class C, 07/20/27            2,088,750
                          Nationslink Funding Corp.,
  BB         1,000                 7.35%, Series 1996-1, Class F, 02/20/06            955,000
                          NB Commercial Mortgage Certificate
  BB         2,500                 8.73%, Series FSI, Class E, 10/20/23             2,316,406
                          Nomura Asset Capital Corp.,
  AA           200                 7.64%, Series 1993-M1, Class A1 11/25/03           206,217
  BBB        1,000                 7.64%, Series 1993-M1, Class A1, 11/25/03        1,023,437
                          Oregon Commercial Mortgage,
   A         3,000                 7.60%, Series 1995 - 1 Class C, 06/01/23         3,030,936
                          Paine Webber Mortgage Acceptance Corp.,
  BBB        2,000                 7.30%, Series 1995 MI, Class D, 01/15/07         2,028,909
   A         2,000                 6.90%, Series 1995 M2, Class C, 12/01/03         2,021,403
                          Resolution Trust Corp.,
   A         1,796                 7.10%, Series 1993-C3, Class D, 12/25/24         1,802,163
   A           565                 8.00%, Series 1994-C1, Class D, 06/25/26           574,961
  BBB        2,618                 7.00%, Series 1995-C2, Class D, 05/25/27         2,610,188
                          Salomon Brothers Mortgage Securities,
  BBB        2,542                 7.75%, Series 1996-C1, Class D, 01/20/28         2,650,200

                        See Notes to Financial Statements

The BlackRock Funds
The Multi-Sector Mortgage Securities Portfolio III
Statement of Net Assets (Unaudited)
March 31, 1998

---------------------------------------------------------------------------------------------
          Principal
           Amount
Rating*     (000)                          DESCRIPTION                                Value
---------------------------------------------------------------------------------------------
                          Southern Pacific Securities,
  BBB      $ 1,000                 7.47%, Series 1996-C1, Class D, 02/14/29       $ 1,020,937
                          Structured Asset Securities Corp. Multi,
  BBB        3,000                 7.38%, Series 1995-C1, Class D, 09/25/24         3,019,665
  AA         1,900                 7.00%, Series 1995-C4, Class C, 06/25/26         1,991,749
  BB+        3,000#                7.75%, Series 1996-CFL, Class F, 02/25/28        2,982,939
  BBB        1,970                 7.75%, Series 1996-CFL, Class E, 02/25/28        1,917,975
                          United States Treasury Notes
             2,000                 5.50%, Series 1998, 01/31/03                     1,985,938
                          WHP Commercial Mortgage,
   A           677                 7.76%, Series 1995-C1, Class C, 07/20/25           675,939
                                                                                   ----------
                          Total commercial mortgage-backed securities
                          (Cost $62,119,502)                                       64,164,768
                          SHORT-TERM INVESTMENTS                       15.0%
                          Federal Home Loan Bank Discount Notes
            11,320        5.90% Due 4/1/98 (Cost $11,320,000)                      11,320,000
                                                                                   ----------
                          Total investments (Cost $73,439,502)        100.1%       75,484,768
                          Liabilities in excess of other assets        (0.1%)         (71,783)
                                                                      -----      ------------
                          NET ASSETS                                  100.0%      $75,412,985
                                                                      =====       ===========

--------------
*     Using the higher of Standard & Poor's, Moody's or Fitch's rating.
# Principal amount of securities pledged as collateral of $2,927,999 on 223 net short U.S. Treasury Notes and 244 long U.S. Treasury Bonds future contracts expiring December 1997. The value of such contracts on September 30, 1997 was $58,265,719, resulting in an unrealized gain of $145,062.

                        See Notes to Financial Statements

The BlackRock Funds
The Multi-Sector Mortgage Securities Portfolio III
Statement of Assets and Liabilities
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (cost $73,439,502)                              $75,484,768
Cash                                                                      10,754
Interest receivable                                                      430,948
Margin receivable                                                         57,750
Other assets                                                               1,893
                                                                     -----------
   Total Assets                                                       75,986,113
                                                                     -----------

Liabilities
Dividends payable                                                        472,734
Accrued expenses payable                                                 100,394
                                                                     -----------
   Total Liabilities                                                     573,128
                                                                     -----------

Net Assets                                                           $75,412,985
                                                                     ===========

Net assets were comprised of:
   Common stock, at par                                              $        73
   Paid-in capital in excess of par                                   70,970,286
   Accumulated net realized gain                                       2,397,649
   Net unrealized appreciation                                         2,044,977
                                                                     -----------
   Net assets                                                        $75,412,985
                                                                     ===========

Net asset value per share                                            $  1,037.58
                                                                     ===========

Total shares outstanding                                                  72,682
                                                                     ===========

--------------------------------------------------------------------------------

                        See Notes to Financial Statements

The BlackRockFunds
The Multi-Sector Mortgage Securities Portfolio III
Statement of Operations (Unaudited)

--------------------------------------------------------------------------------

                                                                  For the Period
                                                                      10/1/97
                                                                      through
                                                                      3/31/98
                                                                   ------------
Investment Income:
   Interest                                                         $ 4,195,867
                                                                    -----------
Expenses:
   Investment advisory fee                                              132,553
   Administration fee                                                   127,949
   Custodian fee                                                         19,525
   Transfer agent fee                                                    16,147
   Legal and audit                                                        6,428
   Printing                                                               5,957
   Registration fees                                                      3,777
   Trustees fees                                                          1,469
   Other                                                                  6,490
                                                                    -----------
     Total expenses                                                     320,295

     Less fees voluntarily waived                                      (124,117)
                                                                    -----------
       Total expenses                                                   196,178
                                                                    -----------
   Net investment income                                              3,999,689
                                                                    -----------

Realized and unrealized gain on investments:

Net realized gain on:
   Investment transactions                                            2,382,903
   Futures contracts                                                    385,128
                                                                    -----------
                                                                      2,768,031
                                                                    -----------
Net change in unrealized appreciation on:
   Investments                                                       (2,611,462)
   Futures contracts                                                   (147,225)
                                                                    -----------
                                                                    ($2,758,687)
                                                                    -----------
Net gain on investments                                                   9,344
                                                                    -----------

Net increase in net assets resulting from operations                $ 4,009,033
                                                                    ===========

--------------------------------------------------------------------------------

                        See Notes to Financial Statements

The BlackRock Funds
The Multi-Sector Mortgage Securities Portfolio III
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                  For the Period
                                                      10/1/97      For the Year
                                                      through          Ended
Increase (decrease) in net assets:                    3/31/98         9/30/97
                                                   -------------    -----------
                                                    (Unaudited)
Operations:
   Net investment income                          $   3,999,689   $   9,225,037
   Net realized gain on investments                   2,768,031       1,699,673
   Net unrealized appreciation (depreciation)
    on investments                                   (2,758,687)      4,529,570
                                                  -------------   -------------
   Net increase in net assets resulting from
    operations                                        4,009,033      15,454,280
                                                  -------------   -------------
Distributions to shareholders from:
   Net investment income                             (3,999,689)     (9,225,037)
   Net realized gain                                 (1,765,965)     (1,202,447)
                                                  -------------   -------------
                                                     (5,765,654)    (10,427,484)
                                                  -------------   -------------

Capital share transactions:
   Proceeds from shares subscribed                           --              --
   Net asset value of shares issued in
     reinvestment of dividend distributions           6,058,668      10,413,147
   Net asset value of shares redeemed               (50,140,000)    (15,927,042)
                                                  -------------   -------------
                                                    (44,081,332)     (5,513,895)
                                                  -------------   -------------

   Total decrease in net assets                     (45,837,953)       (487,099)
                                                  -------------   -------------

Net Assets:

   Beginning of period                              121,250,938     121,738,037
                                                  -------------   -------------
   End of period                                  $  75,412,985   $ 121,250,938
                                                  =============   =============

--------------------------------------------------------------------------------

                        See Notes to Financial Statements

The BlackRock Funds
The Multi-Sector Mortgage Securities Portfolio III
Financial Highlights

--------------------------------------------------------------------------------

                                                   For the Period   For the Year   For the Period  For the Period   For the Period
For a share outstanding throughout                 10/1/97 through      Ended      4/1/96 through  7/1/95 through      10/6/94(a)
  the period:                                         3/31/98          9/30/97         9/30/96         3/31/96      through 6/30/95
                                                    ------------     -----------    -------------   -------------   ---------------
PER SHARE OPERATING                                 (Unaudited)
  PERFORMANCE:
Net asset value, beginning of period                 $ 1,056.37      $ 1,016.08      $ 1,019.41       $ 1,068.11      $ 1,000.00
                                                     ----------      ----------      ----------       ----------      ----------
Net investment income                                     39.19           73.74           38.33            61.37           55.81
Net realized and unrealized gain
    (loss) on investments                                 (3.53)          49.82           (3.33)           (9.06)          68.11
                                                     ----------      ----------      ----------       ----------      ----------
Net increase from investment operations                   35.66          123.56           35.00            52.31          123.92
                                                     ----------      ----------      ----------       ----------      ----------

Distributions from net investment income                 (39.19)         (73.74)         (38.33)          (61.37)         (55.81)
Distributions from net realized capital gains            (15.26)          (9.53)             --           (39.64)             --
                                                     ----------      ----------      ----------       ----------      ----------
Total dividends and distributions                        (54.45)         (83.27)         (38.33)         (101.01)         (55.81)
                                                     ----------      ----------      ----------       ----------      ----------
Net asset value, end of period                       $ 1,037.58      $ 1,056.37      $ 1,016.08       $ 1,019.41      $ 1,068.11
                                                     ==========      ==========      ==========       ==========      ==========

Total  Return                                              3.44%          12.67%           3.53%            5.02%          12.78%

Ratios / Supplemental data
Net assets, end of period (in thousands)             $   75,413      $  121,251      $  121,738       $  117,569      $  112,810
Ratio of expenses to average net assets                   0.37%(b)        0.37%           0.37%(b)         0.37%(b)        0.37%(b)
Ratio of expenses to average net assets
       (excluding waivers)                                0.60%(b)        0.62%           0.51%(b)         0.37%(b)        0.45%(b)
Ratio of net investment income to
       average net assets                                 7.54%(b)        7.13%           7.60%(b)         7.77%(b)        7.54%(b)
Ratio of net investment income to average
       net assets (excluding waivers)                     7.31%(b)        6.51%           7.45%(b)         7.76%(b)        7.46%(b)
Portfolio turnover                                           5%             52%             24%             119%            215%


--------------------------------------------------------------------------------
(a)  Commencement of investment operations.
(b)  Annualized

                        See Notes to Financial Statements

BlackRock Funds
The Multi-Sector Mortgage Securities Portfolio III
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Note 1. Organization and Accounting Policies

      BlackRock Funds(SM) (the "Fund") (formerly The Compass Capital Funds) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 31 investment portfolios. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

      As of March 31, 1998, 99.97% of the shares of capital stock of the Portfolio are owned by Ameritech Pension/VEBA Fund.

      The following is a summary of significant accounting policies followed by the Fund.

Securities Valuation: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

      In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Futures Transactions: The Portfolio invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

Security Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

Note 2. Transactions with Affiliates and Related Parties

      Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., (formerly PNC Asset Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for the Portfolio. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-advisor to the Portfolio. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corporation.

      For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees, computed daily and paid quarterly, at the annual rate of .25% of the Portfolio's average daily net assets.

      BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended March 31, 1998, advisory fees and waiver for the Portfolio were as follows:

                                      Gross                              Net
                                    Advisory                          Advisory
                                       Fee            Waiver             Fee
                                   -----------       ---------       ----------
Multi-Sector Mortgage
Securities Portfolio III            $132,553          $1,632          $130,921

      PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates:
 .23% of the first $500 million, .21% of the next $500 million, .19% of the next $1 billion and .18% of the average daily net assets in excess of $2 billion.

      PFPC and BDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the period ended March 31, 1998, administration fees and waivers for the Portfolio were as follows:

                                      Gross                            Net
                                 Administration                  Administration
                                       Fee           Waiver            Fee
                                   -----------      ---------      ----------
Multi-Sector Mortgage
Securities Portfolio III            $127,949        $122,485         $5,464

      In addition, PNC Bank, National Association ("PNC Bank") serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

      BlackRock Advisors, Inc. voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of its average daily net assets for the period ended March 31, 1998.

Note 3. Portfolio Securities

      Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended March 31, 1998 were $6,867,596 and $60,219,664, respectively. Purchases of government securities for the period ended March 31, 1998 were $2,003,281, respectively. The federal income tax basis of the investments of the Portfolio at March 31, 1998 was $73,439,502 and, accordingly, as of March 31, 1998 net unrealized appreciation for federal income tax purposes aggregated $2,045,266 which $2,079,636 related to appreciated securities and $34,370 related to depreciated securities.

Note 4. Capital Shares

Transactions in capital shares were as follows:

                                                    For the Period  For the Year
                                                         Ended          Ended
                                                       03/31/98       09/30/97
                                                       --------       --------
                                                     (Unaudited)
Shares subscribed ...............................            --              --
Shares issued in connection with
  the reinvestment of dividends
  and distributions .............................         5,782          10,081
Shares redeemed .................................       (47,881)        (15,112)
                                                        -------         -------
Net decrease ....................................       (42,099)         (5,031)
                                                        =======         =======

           Co-Administrator and Distributor
           BlackRock Distributors, Inc.
           West Conshohocken, Pennsylvania 19428

           Co-Administrator and Transfer Agent
           PFPC Inc.
           Wilmington, Delaware 19809

           Investment Adviser
           BlackRock Advisor, Inc.
           New York, New York 10154

           Co-Administrator
           BlackRock Advisor, Inc.
           New York, New York 10154

           Sub-Adviser
           BlackRock Financial Management, Inc.
           New York, New York 10154

           Custodian
           PNC Bank, National Association
           Philadelphia, Pennsylvania 19101

           Counsel
           Simpson, Thatcher & Bartlett
           New York, New York 10017
           (A partnership which includes professional corporations)

           Independent Accountants
           Coopers & Lybrand, L.L.P.
           Philadelphia, Pennsylvania 19103

           This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

           BlackRock Funds
           103 Bellevue Parkway
           Wilmington, Delaware 19809

--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------